Stock Options	12 Months Ended
Dec. 31, 2010
Stock Options [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Options
Overview
The Company recognizes in the financial statements the cost of employee services received in exchange for awards of equity instruments based on the fair value of those awards.
The Company uses the Black-Scholes option pricing model to value any options awarded subsequent to adoption of ASC 718, Compensation, Stock Compensation.  The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable.  All option pricing models require the input of highly subjective assumptions including the expected stock price volatility and the expected exercise patterns of the option holders.
The Company is a participant in the Symbion Holdings Corporation 2007 Equity Incentive Plan (the “2007 Plan”).  In connection with the Merger, certain members of Predecessor’s management rolled over 974,396 predecessor options into the 2007 Plan.  The rollover options were exchanged for 611,799 options under the 2007 Plan.  The conversion ratio was determined by the difference between $22.35, the share price paid to stockholders on the merger date, less the exercise price of each option, ignoring options with an exercise price greater than $22.35.  The aggregate sum of the difference for each option was divided by $8.50 to determine the number of rollover options.  The exercise price of each rollover option is $1.50 per share and the options expire on the expiration date of the original grants.
The Company’s stock option compensation expense estimate can vary in the future depending on many factors, including levels of options and awards granted in the future, forfeitures and when option or award holders exercise these awards and depending on whether performance targets are met and a liquidity event occurs.
On August 31, 2007, Holdings granted 1,302,317 time-vested options and 1,606,535 performance vested options to certain employees of the Company.  The maximum contractual term of the options is ten years, or earlier if the employee terminates employment before that time.  The time-vested options vest over a five-year period with 20% of the options vesting each year.  The Company’s policy is to recognize compensation expense over the straight line method.  The performance vested options shall vest and become exercisable upon a liquidity event and the obtainment of internal rate of return targets as defined in the 2007 Plan.  No expense has been recorded in the statement of operations for the performance based shares as the conditions for vesting are not probable.
During 2010, the Company issued to certain employees 187,682 options to purchase shares of common stock included in the August 31, 2007 grant, which were reserved for issuance for positions to be filled after the initial grant.  During 2009, the Company issued to certain employees 94,417 options included in the August 31, 2007 grant.  The Company began expensing these options during the requisite service period.
Valuation Methodology
The fair values of the options were derived using the Black-Scholes option pricing model.  In applying the Black-Scholes option pricing model, the Company used the following assumptions:

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Weighted average risk-free interest rate.  The risk-free interest rate is used as a component of the fair value of stock options to take into account the time value of money.  For the risk-free interest rate, the Company uses the implied yield on United States Treasury zero-coupon issues with a remaining term equal to the expected life, in years, of the options granted.

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Expected volatility.  Volatility, for the purpose of stock-based compensation, is a measurement of the amount that a share price has fluctuated.  Expected volatility involves reviewing historical volatility and determining what, if any, change the share price will have in the future.  FASB recommended that companies such as Holdings, whose common stock is not publicly traded or had a limited public stock trading history, use average volatilities of similar entities.  As a result, the Company has used the average volatilities of some of its competitors as an estimate in determining stock option fair values.

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Expected life, in years.  A clear distinction is made between the expected life of the option and the contractual term of the option.  The expected life of the option is considered the amount of time, in years, that the option is expected to be outstanding before it is exercised.  Whereas, the contractual term of the stock option is the term the option is valid before it expires.

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Expected dividend yield.  Since issuing dividends will affect the fair value of a stock option, GAAP requires companies to estimate future dividend yields or payments.  The Company has not historically issued dividends and does not intend to issue dividends in the future.

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Expected forfeiture rate.  The Company uses an estimated forfeiture rate based on historical experience for the respective position held by the option holder.  The Company reviews the forfeiture estimate annually in comparison to the actual forfeiture rate experienced.

The following table summarizes the assumptions used by the Company in the valuation of the time-vested options for the various periods:

	Weighted average fair value per share	Weighted average risk-free interest rate	Expected volatility	Expected life, in years	Expected dividend yield	Expected forfeiture rate
March 31, 2008	$4.72	4.4%	42.0%	6.5	—%	4.0%
March 31, 2009	$0.70	0.5%	42.0%	6.5	—%	4.0%
March 31, 2010	$2.13	2.7%	42.0%	6.5	—%	4.0%
Pro Forma Net Income
The Company recorded non-cash compensation expense of $1.3 million for each of the years ended December 31, 2010 and 2009 and $2.1 million for the year ended December 31, 2008.  After noncontrolling interests and the related tax benefit, the Company recorded a net impact of approximately $818,000 for 2010, $793,000 for 2009 and $1.3 million for 2008.
Outstanding Option Information
The following is a summary of option transactions since the December 31, 2007:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Total Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual term
				(in thousands)		(in years)
2008 Activity
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited	78,527	—	—	—	—	—
Vested	275,213	10.00	4.90	1,349	—	8.6
Expired	—	—	—	—	—	—
Outstanding as of December 31, 2008	3,442,124	8.49	5.60	19,287	—	7.8
Exercisable at December 31, 2008	1,147,475	5.47	6.99	8,017	1.52	6.6

2009 Activity
Granted	—	$—	$—	$—	$—	—
Exercised	—	—	—	—	—	—
Forfeited	69,538	—	—	—	—	—
Vested	284,655	10.00	4.76	1,355	—	7.7
Expired	—	—	—	—	—	—
Outstanding as of December 31, 2009	3,372,586	8.46	5.62	18,945	—	6.5
Exercisable at December 31, 2009	1,432,129	$6.37	$6.54	$9,372	$0.18	6.1

2010 Activity
Granted	—	$—	$—	$—	$—	—
Exercised	(19,009)	—	—	—	—	—
Forfeited	16,307	—	—	—	—	—
Vested	284,655	10.00	4.60	1,308,970	—	6.9
Expired	—	—	—	—	—	—
Outstanding as of December 31, 2010	3,337,270	8.45	5.62	18,758,498	—	5.7
Exercisable at December 31, 2010	1,697,776	$7.16	$6.34	$10,767,383	$—	5.3
As of December 31, 2010, the total compensation expense related to non-vested time-based awards not yet recognized was $1.5 million.  Substantially all of this expense will be recognized over three years.
The following table summarizes information regarding the options outstanding at December 31, 2010:

Options Outstanding				Options Exercisable
Exercise Prices	Outstanding as of December 31, 2010	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Exercisable as of December 31, 2010	Weighted-Average Exercise Price
$1.50	592,790	3.07	$1.50	592,790	$1.50
10.00	2,744,480	4.22	10.00	1,104,986	10.00
	3,337,270	—	7.98	1,697,776	—
Total unvested share awards as of December 31, 2010 are summarized as follows:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Total Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual term
				(in thousands)		(in years)
Unvested at January 1, 2010	1,940,456	$10.00	$4.93	$9,569	—	7.8
Forfeited	16,307	—	—	—	—	—
Vested	284,655	10.00	4.60	1,309	—	6.9
Unvested at December 31, 2010	1,639,494	10.00	4.23	6,940	—	4.2